Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common Stock [Member] Before Reverse Stock Split [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Before Reverse Stock Split [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock, Common [Member]	Total
Balances (in shares) at Dec. 31, 2020	12,904,376
Balances at Dec. 31, 2020	$ 129,043		$ 14,720,065		$ (12,305,514)	$ (930,211)	$ 1,613,383
Net Income (loss)	0		0		(1,131,449)	0	(1,131,449)
Stock option compensation	$ 0		1,868,897		0	0	1,868,897
Stock and warrants issued (in shares)	5,524,937
Stock and warrants issued	$ 55,249		14,939,305		0	0	$ 14,994,554
Issuance of stock from exercise of options (in shares)	453,000						453,000
Issuance of stock from exercise of options	$ 4,530		91,257		0	0	$ 95,787
Change in par value of common stock	$ (169,940)		169,940		0	0	0
Balances (in shares) at Dec. 31, 2021	18,882,313	1,888,231
Balances at Dec. 31, 2021	$ 18,882	$ 1,888	31,789,464	$ 31,806,458	(13,436,963)	(930,211)	17,441,172
Net Income (loss)		0		0	(2,078,307)	0	(2,078,307)
Stock option compensation		$ 0		312,176	0	0	312,176
Issuance of stock from exercise of options (in shares)		10,500
Issuance of stock from exercise of options		$ 11		26,788	0	0	26,799
Balances (in shares) at Mar. 31, 2022		1,898,731
Balances at Mar. 31, 2022		$ 1,899		32,145,422	(15,515,270)	(930,211)	15,701,840
Balances (in shares) at Dec. 31, 2021	18,882,313	1,888,231
Balances at Dec. 31, 2021	$ 18,882	$ 1,888	31,789,464	31,806,458	(13,436,963)	(930,211)	17,441,172
Net Income (loss)							$ (8,304,268)
Issuance of stock from exercise of options (in shares)							26,400
Balances (in shares) at Sep. 30, 2022		2,080,931
Balances at Sep. 30, 2022		$ 2,081		35,334,242	(21,741,231)	(965,211)	$ 12,629,881
Balances (in shares) at Dec. 31, 2021	18,882,313	1,888,231
Balances at Dec. 31, 2021	$ 18,882	$ 1,888	31,789,464	31,806,458	(13,436,963)	(930,211)	17,441,172
Net Income (loss)	0		0		(17,753,838)	0	(17,753,838)
Stock option compensation	$ 0		1,967,927		0	0	$ 1,967,927
Issuance of stock from exercise of options (in shares)	264,000						264,000
Issuance of stock from exercise of options	$ 264		72,378		0	(35,000)	$ 37,642
Stock issued (in shares)	1,692,286
Stock issued	$ 1,693		2,035,307		0	0	2,037,000
Balances (in shares) at Dec. 31, 2022	20,838,599	2,083,860
Balances at Dec. 31, 2022	$ 20,839	$ 2,084	35,865,076	35,883,831	(31,190,801)	(965,211)	3,729,903
Balances (in shares) at Mar. 31, 2022		1,898,731
Balances at Mar. 31, 2022		$ 1,899		32,145,422	(15,515,270)	(930,211)	15,701,840
Net Income (loss)		0		0	(1,525,442)	0	(1,525,442)
Stock option compensation		$ 0		529,565	0	0	529,565
Issuance of stock from exercise of options (in shares)		5,200
Issuance of stock from exercise of options		$ 5		8,387	0	0	8,392
Balances (in shares) at Jun. 30, 2022		1,903,931
Balances at Jun. 30, 2022		$ 1,904		32,683,374	(17,040,712)	(930,211)	14,714,355
Net Income (loss)		0		0	(4,700,519)	0	(4,700,519)
Stock option compensation		$ 0		614,094	0	0	$ 614,094
Issuance of stock from exercise of options (in shares)		10,700					10,700
Issuance of stock from exercise of options		$ 11		37,440	0	(35,000)	$ 2,451
Stock issued (in shares)		166,300
Stock issued		$ 166		1,999,334	0	0	1,999,500
Balances (in shares) at Sep. 30, 2022		2,080,931
Balances at Sep. 30, 2022		$ 2,081		35,334,242	(21,741,231)	(965,211)	12,629,881
Balances (in shares) at Dec. 31, 2022	20,838,599	2,083,860
Balances at Dec. 31, 2022	$ 20,839	$ 2,084	35,865,076	35,883,831	(31,190,801)	(965,211)	3,729,903
Net Income (loss)		0		0	(1,349,952)	0	(1,349,952)
Stock option compensation		$ 0		353,658	0	0	353,658
Issuance of stock from exercise of options (in shares)		2,000
Issuance of stock from exercise of options		$ 2		7,398	0	0	7,400
Stock issued (in shares)		7,431
Stock issued		$ 7		56,259	0	0	56,266
Balances (in shares) at Mar. 31, 2023		2,093,291
Balances at Mar. 31, 2023		$ 2,093		35,875,189	(32,540,753)	(965,211)	2,371,318
Balances (in shares) at Dec. 31, 2022	20,838,599	2,083,860
Balances at Dec. 31, 2022	$ 20,839	$ 2,084	$ 35,865,076	35,883,831	(31,190,801)	(965,211)	3,729,903
Net Income (loss)							$ (1,265,099)
Issuance of stock from exercise of options (in shares)							2,000
Balances (in shares) at Sep. 30, 2023		2,148,291
Balances at Sep. 30, 2023		$ 2,148		36,303,586	(32,455,900)	(965,211)	$ 2,884,623
Balances (in shares) at Mar. 31, 2023		2,093,291
Balances at Mar. 31, 2023		$ 2,093		35,875,189	(32,540,753)	(965,211)	2,371,318
Net Income (loss)		0		0	234,785	0	234,785
Stock option compensation		$ 0		88,159	0	0	88,159
Balances (in shares) at Jun. 30, 2023		2,093,291
Balances at Jun. 30, 2023		$ 2,093		35,886,675	(32,305,968)	(965,211)	2,617,589
Net Income (loss)		0		0	(149,932)	0	(149,932)
Stock option compensation		$ 0		180,816	0	0	$ 180,816
Issuance of stock from exercise of options (in shares)							0
Stock issued (in shares)		55,000
Stock issued		$ 55		290,787	0	0	$ 290,842
Balances (in shares) at Sep. 30, 2023		2,148,291
Balances at Sep. 30, 2023		$ 2,148		$ 36,303,586	$ (32,455,900)	$ (965,211)	$ 2,884,623